Financial Instruments, Financial Instruments by Category (Details) - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017
Bank Loan [Member]
Financial liabilities [Abstract]
Financial liabilities	$ 10,692
Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities	47,308	$ 36,776
Contingent Liability [Member]
Financial liabilities [Abstract]
Financial liabilities		1,092
Other Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities	3,197
Long-term Debt [Member]
Financial liabilities [Abstract]
Financial liabilities	8,828
Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities	807
Cash [Member]
Financial assets [Abstract]
Financial assets	12,758	38,435
Short-term Investments [Member]
Financial assets [Abstract]
Financial assets	2,282	775
Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets	46,955	43,340
Other Assets [Member]
Financial assets [Abstract]
Financial assets	352	36
Forward Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets	318	2,258
Other Financial Liabilities [Member] | Bank Loan [Member]
Financial liabilities [Abstract]
Financial liabilities	10,692
Other Financial Liabilities [Member] | Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities	47,308	36,776
Other Financial Liabilities [Member] | Contingent Liability [Member]
Financial liabilities [Abstract]
Financial liabilities		0
Other Financial Liabilities [Member] | Other Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities	3,197
Other Financial Liabilities [Member] | Long-term Debt [Member]
Financial liabilities [Abstract]
Financial liabilities	8,828
Other Financial Liabilities [Member] | Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities	0
Financial Liabilities at Fair Value Through Profit or Loss [Member] | Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities		0
Financial Liabilities at Fair Value Through Profit or Loss [Member] | Contingent Liability [Member]
Financial liabilities [Abstract]
Financial liabilities		1,092
Derivatives Used for Hedging [Member] | Bank Loan [Member]
Financial liabilities [Abstract]
Financial liabilities	0
Derivatives Used for Hedging [Member] | Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities	0	0
Derivatives Used for Hedging [Member] | Contingent Liability [Member]
Financial liabilities [Abstract]
Financial liabilities		0
Derivatives Used for Hedging [Member] | Other Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities	0
Derivatives Used for Hedging [Member] | Long-term Debt [Member]
Financial liabilities [Abstract]
Financial liabilities	0
Derivatives Used for Hedging [Member] | Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities	807
Loans and Receivables [Member] | Cash [Member]
Financial assets [Abstract]
Financial assets	12,758	38,435
Loans and Receivables [Member] | Short-term Investments [Member]
Financial assets [Abstract]
Financial assets	0	0
Loans and Receivables [Member] | Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets	46,955	43,340
Loans and Receivables [Member] | Other Assets [Member]
Financial assets [Abstract]
Financial assets	352	36
Loans and Receivables [Member] | Forward Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets	0	0
Available for Sale [Member] | Cash [Member]
Financial assets [Abstract]
Financial assets	0	0
Available for Sale [Member] | Short-term Investments [Member]
Financial assets [Abstract]
Financial assets	2,282	775
Available for Sale [Member] | Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets	0	0
Available for Sale [Member] | Other Assets [Member]
Financial assets [Abstract]
Financial assets	0	0
Available for Sale [Member] | Forward Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets	0	0
Derivatives Used for Hedging [Member] | Cash [Member]
Financial assets [Abstract]
Financial assets	0	0
Derivatives Used for Hedging [Member] | Short-term Investments [Member]
Financial assets [Abstract]
Financial assets	0	0
Derivatives Used for Hedging [Member] | Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets	0	0
Derivatives Used for Hedging [Member] | Other Assets [Member]
Financial assets [Abstract]
Financial assets	0	0
Derivatives Used for Hedging [Member] | Forward Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets	$ 318	$ 2,258